Davlin Philanthropic Fund
davlin philanthropic fund

The Fund's Objectives

The Fund’s Philanthropic Objective.  The Davlin Philanthropic Fund seeks to provide donations on a dependable and long-term basis to a large selection of charities.

The Fund’s Investment Objective.  The Fund seeks long-term capital appreciation.

Fees And Expenses of the Fund

The tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Davlin Philanthropic Fund
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Redemption Fee (as a percentage of amount redeemed for shares held less than 90 days)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Davlin Philanthropic Fund
Management Fee		1.00%
Distribution (12b-1) Fees		none
Charitable Contributions		0.50%
Other Expenses		none
Acquired Funds Fees and Expenses	[1]	0.03%
Total Annual Fund Operating Expenses		1.53%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as described in the Fees and Expenses table.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Davlin Philanthropic Fund	167	483	834	1,824

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 20.60% of the average value of its portfolio.

The Fund's Principal Strategies

The Fund’s Principal Philanthropic Strategies.

Like all mutual funds, investors in the Fund own their pro rata share of the assets of the Fund, and receive their pro rata share of the Fund’s returns, less the fees and expenses.  The special feature of this Fund is that instead of the adviser fee just going to the investment adviser, part of it will be donated to charity.  The intent is to allow investors the ability to provide a recurring stream of donations to various charities without impacting, in a material way, their capital, which needs to be preserved for savings and retirement.

·     The Fund’s investment adviser, Davlin Fund Advisors, LLC, will be paid annually a fee equal to 1.00% of the Fund’s average daily net assets to provide investment advice to the Fund and pay all of the Fund’s ordinary operating expenses.

·     The adviser is committed to the philanthropic goals of the Fund, and has agreed to waive annually any of the Fund’s advisory fees that represent a profit (defined as the adviser’s total income from advisory fees less operating expenses, including compensation to advisory personnel) to the adviser (“Waived Fees”).

·     The Fund will annually donate an amount equal to 0.50% of the Fund's net assets, plus any Waived Fees, to a non-profit foundation, the Davlin Foundation.  On an annual basis, the Foundation will distribute the Fund’s donations to various charities with guidance from the Fund’s investors.

·     The Fund also offers a Donation Matching Program, whereby certain Fund investors ask the Foundation to use their portion of the donations to match other investors’ gifts to specific charities.  Consequently, the amount that a specific charity may receive can be larger than the calculated amount as defined by individual investor requests.  For the year ending March 30, 2011, the average month-end Matching Premium was  $9.27.  This means that for each  $1.00 of donations with a specifically named charity, there was on average  $9.27 in additional matching funds.

It is the adviser’s expectation that, if the Fund grows and the adviser benefits from the economies of scale, the amount of annual donation will increase - both as a percentage of Fund assets and in real dollars.  Through these economies of scale, the Fund hopes to make significant annual donations to a large variety of philanthropic causes.

The Fund’s charitable donations will be treated like any other fee or expense in that it will reduce the Fund’s net asset value and the Fund may use some or all of the charitable donations to reduce the distributions paid to shareholders.  As such, no further consideration is needed, or tax deduction permitted, by the shareholders.

The Fund's Principal Investment Strategies.

The Fund seeks to meet its investment objective by investing primarily in equity securities traded on U.S. markets, including common stock, preferred stock, American Depositary Receipts ("ADRs"), and other investment companies, including exchange traded funds ("ETFs") and index funds.  An ADR is a U.S. dollar denominated certificate issued by a U.S. bank that evidences ownership of shares of a foreign company.  ADRs are alternatives to the direct purchase of the underlying foreign stock.

The Fund utilizes a “Quality Value” investment style to minimize risk and maximize return, with the goal of providing a superior long-term, risk-adjusted return.  This investment style has the following characteristics:

Value Investment Style – In managing the Fund, the investment adviser uses a value-style approach and invests in companies trading at a discount to their long term intrinsic value as defined by the portfolio manager and measured by metrics such as a low price-to-earnings, price-to-cash-flow, and/or price-to-book ratio.

Quality Company Characteristics – The Fund invests in high quality companies, as defined on a historical basis by metrics such as a high return on assets, return on equity, and/or return on risk capital, that in the portfolio manager’s opinion have stock prices that do not adequately reflect their long term intrinsic value.  A company meeting the investment adviser’s metrics may issue securities that are not deemed to be “high quality” by third-party analysts (e.g. Morningstar, Lipper).

Market Capitalization Range – The Fund seeks to find value without regard to a specified market capitalization range.

Trading Strategy – It is the investment adviser's belief that superior returns are generated by investing in good companies at discounted prices and holding those investments until such time that a company's stock price rises above that company's long term intrinsic value.

Due Diligence – The investment adviser utilizes a qualitative research style that focuses on speaking with or reading information from sources like management, stock analysts, industry reporters, trade association representatives, competitors, vendors and customers to gain insight on companies.

The Fund may invest in the securities of other investment companies, including mutual funds, closed-end funds and ETFs ("Underlying Funds") to achieve exposure to a particular segment of the economy or geographic region if the adviser believes that a particular segment or geographic region is undervalued by the market. The Underlying Funds will vary depending on the adviser’s assessment of the opportunities as they arise.
The Fund's Principal Risks

The Fund’s Principal Philanthropic Risks

·     Charitable Designation Risk.  Once the donations from the Fund are paid to the Foundation, the Foundation’s Board of Trustees will have full authority over the proceeds.  In executing its mission, the Foundation has full authority to add or remove charities from its approved list, set minimum donation sizes or affect donations as they see fit.  As such, there can be no assurance that the investor’s recommended charities will receive donations.  The number of approved charities may not increase.

·     Donation Risk:  If the Fund does not grow in a meaningful way, or if the Fund’s expenses increase, the adviser will not achieve the economies of scale necessary for it to waive fees and the Fund’s donations will not increase beyond 0.50%.  If the Fund incurs any expenses that the adviser is unwilling or unable to pay, the Fund’s charitable contribution could drop below 0.50%.  There may be more tax efficient contribution strategies than investing in the Fund.

·     Donation Matching Premium Risk:  The Matching Premium may change both up and down over time as the ratio between amounts invested in the Fund by Donation Matching Investors and normal investors changes with contributions and redemptions.  In addition, the Davlin Foundation directors will decide which charities receive the matching funds, and there is no guarantee that any one specific charity will receive matching funds. Investors can check the current Matching Premium by visiting the fund’s web site at www.DavlinFunds.org.

The Fund’s Principal Investment Risks

All mutual funds carry a certain amount of risk.  The Fund's net asset value and returns will vary and you could lose money on your investment in the Fund.  Below are some specific risks of investing in the Fund.

·     Management Risk.  The investment adviser’s judgments about the attractiveness, value and potential appreciation of particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the adviser’s judgment will produce the desired results.

·     Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of individual securities in the Fund’s portfolio.

·     Market Risk.  Overall stock market risks may also affect the value of the Fund.  Recent market volatility illustrates that factors such as domestic and international economic growth and market conditions, interest rate levels and political events can result in significant changes in market values.

·     Underlying Fund Expenses Risks.  Investors in the Fund will indirectly bear fees and expenses charged by the Underlying Funds in which the Fund invests in addition to the Fund’s direct fees and expenses.  The Fund also will incur brokerage costs when it purchases ETFs and closed-end funds.  Furthermore, investments in Underlying Funds could affect the timing, amount and character of distributions to shareholders and therefore may increase the amount of taxes payable by investors in the Fund.

·     Underlying Fund Risks.  The ETFs and index funds in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs and expenses not incurred by their applicable indices.  Certain securities comprising the indices tracked by these investments may, from time to time, temporarily be unavailable, which may further impede the ability of the ETFs and index funds to track their applicable indices.  Each Underlying Fund is subject to specific risks, depending on the nature of the fund.

·     Smaller Company Risk.  The Fund may invest in smaller capitalization companies (that is, companies with market capitalizations of  $1 billion or less).  The earnings and prospects of smaller companies are more volatile than those of larger companies.  Smaller companies also may experience higher failure rates than larger companies.  In addition, the securities of smaller companies may trade less frequently and in smaller volumes than the securities of larger companies.

·     Foreign Investing Risk.  Foreign investing involves risks not typically associated with U.S. investments including adverse fluctuations in foreign currency values, adverse political, social and economic developments.  Foreign investing involves less publicly available information, more volatile or less liquid securities markets, restrictions on receiving the investment proceeds, foreign tax laws, and potential difficulties in enforcing contractual obligations.  Owning foreign securities, including investments in emerging markets, could cause the Fund’s performance to fluctuate more than if it held only U.S. securities.

Performance
The bar chart and performance table below show the performance of shares of the Fund for each full fiscal year since the Fund's inception. The chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The performance table compares the performance of shares of the Fund over time to the performance of a broad-based securities market index and a supplemental index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-877-DAVLIN-8 (877-328-5468) or visiting www.DavlinFunds.org.
Fund Annual Total Return For Calendar Years Ended December 31

The Fund’s year-to-date return for the period ended September 30, 2011 was -17.65%. Best Quarter: 3rd Quarter 2009 16.20% Worst Quarter: 4th Quarter 2008 -8.65%
Performance Table Average Annual Total Returns (For periods ended December 31, 2010)
Average Annual Total Returns	1 Year	Since Inception
Davlin Philanthropic Fund - Comparison Index - Russell 2000 Index	26.86%	4.20%
Davlin Philanthropic Fund - Comparison Index - Standard & Poor's 500 Index	15.06%	(0.72%)
Davlin Philanthropic Fund	16.94%	11.51%
Davlin Philanthropic Fund Return After Taxes On Distributions	16.44%	10.82%
Davlin Philanthropic Fund Return After Taxes On Distributions And Sale Of Fund Shares	11.06%	9.02%

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs).

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar 31, 2011
Registrant Name	dei_EntityRegistrantName	DAVLIN PHILANTHROPIC FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001425875
Amendment Flag	dei_AmendmentFlag	false
Prospectus Date	rr_ProspectusDate	Oct 3, 2011
Davlin Philanthropic Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	davlin philanthropic fund
Objective [Heading]	rr_ObjectiveHeading

The Fund's Objectives

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund’s Philanthropic Objective.  The Davlin Philanthropic Fund seeks to provide donations on a dependable and long-term basis to a large selection of charities.

The Fund’s Investment Objective.  The Fund seeks long-term capital appreciation.

Expense [Heading]	rr_ExpenseHeading

Fees And Expenses of the Fund

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 20.60% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest  $10,000 in the Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as described in the Fees and Expenses table.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading

The Fund's Principal Strategies

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund’s Principal Philanthropic Strategies.

Like all mutual funds, investors in the Fund own their pro rata share of the assets of the Fund, and receive their pro rata share of the Fund’s returns, less the fees and expenses.  The special feature of this Fund is that instead of the adviser fee just going to the investment adviser, part of it will be donated to charity.  The intent is to allow investors the ability to provide a recurring stream of donations to various charities without impacting, in a material way, their capital, which needs to be preserved for savings and retirement.

·     The Fund’s investment adviser, Davlin Fund Advisors, LLC, will be paid annually a fee equal to 1.00% of the Fund’s average daily net assets to provide investment advice to the Fund and pay all of the Fund’s ordinary operating expenses.

·     The adviser is committed to the philanthropic goals of the Fund, and has agreed to waive annually any of the Fund’s advisory fees that represent a profit (defined as the adviser’s total income from advisory fees less operating expenses, including compensation to advisory personnel) to the adviser (“Waived Fees”).

·     The Fund will annually donate an amount equal to 0.50% of the Fund's net assets, plus any Waived Fees, to a non-profit foundation, the Davlin Foundation.  On an annual basis, the Foundation will distribute the Fund’s donations to various charities with guidance from the Fund’s investors.

·     The Fund also offers a Donation Matching Program, whereby certain Fund investors ask the Foundation to use their portion of the donations to match other investors’ gifts to specific charities.  Consequently, the amount that a specific charity may receive can be larger than the calculated amount as defined by individual investor requests.  For the year ending March 30, 2011, the average month-end Matching Premium was  $9.27.  This means that for each  $1.00 of donations with a specifically named charity, there was on average  $9.27 in additional matching funds.

It is the adviser’s expectation that, if the Fund grows and the adviser benefits from the economies of scale, the amount of annual donation will increase - both as a percentage of Fund assets and in real dollars.  Through these economies of scale, the Fund hopes to make significant annual donations to a large variety of philanthropic causes.

The Fund’s charitable donations will be treated like any other fee or expense in that it will reduce the Fund’s net asset value and the Fund may use some or all of the charitable donations to reduce the distributions paid to shareholders.  As such, no further consideration is needed, or tax deduction permitted, by the shareholders.

The Fund's Principal Investment Strategies.

The Fund seeks to meet its investment objective by investing primarily in equity securities traded on U.S. markets, including common stock, preferred stock, American Depositary Receipts ("ADRs"), and other investment companies, including exchange traded funds ("ETFs") and index funds.  An ADR is a U.S. dollar denominated certificate issued by a U.S. bank that evidences ownership of shares of a foreign company.  ADRs are alternatives to the direct purchase of the underlying foreign stock.

The Fund utilizes a “Quality Value” investment style to minimize risk and maximize return, with the goal of providing a superior long-term, risk-adjusted return.  This investment style has the following characteristics:

Value Investment Style – In managing the Fund, the investment adviser uses a value-style approach and invests in companies trading at a discount to their long term intrinsic value as defined by the portfolio manager and measured by metrics such as a low price-to-earnings, price-to-cash-flow, and/or price-to-book ratio.

Quality Company Characteristics – The Fund invests in high quality companies, as defined on a historical basis by metrics such as a high return on assets, return on equity, and/or return on risk capital, that in the portfolio manager’s opinion have stock prices that do not adequately reflect their long term intrinsic value.  A company meeting the investment adviser’s metrics may issue securities that are not deemed to be “high quality” by third-party analysts (e.g. Morningstar, Lipper).

Market Capitalization Range – The Fund seeks to find value without regard to a specified market capitalization range.

Trading Strategy – It is the investment adviser's belief that superior returns are generated by investing in good companies at discounted prices and holding those investments until such time that a company's stock price rises above that company's long term intrinsic value.

Due Diligence – The investment adviser utilizes a qualitative research style that focuses on speaking with or reading information from sources like management, stock analysts, industry reporters, trade association representatives, competitors, vendors and customers to gain insight on companies.

The Fund may invest in the securities of other investment companies, including mutual funds, closed-end funds and ETFs ("Underlying Funds") to achieve exposure to a particular segment of the economy or geographic region if the adviser believes that a particular segment or geographic region is undervalued by the market. The Underlying Funds will vary depending on the adviser’s assessment of the opportunities as they arise.
Risk [Heading]	rr_RiskHeading	The Fund's Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund’s Principal Philanthropic Risks

·     Charitable Designation Risk.  Once the donations from the Fund are paid to the Foundation, the Foundation’s Board of Trustees will have full authority over the proceeds.  In executing its mission, the Foundation has full authority to add or remove charities from its approved list, set minimum donation sizes or affect donations as they see fit.  As such, there can be no assurance that the investor’s recommended charities will receive donations.  The number of approved charities may not increase.

·     Donation Risk:  If the Fund does not grow in a meaningful way, or if the Fund’s expenses increase, the adviser will not achieve the economies of scale necessary for it to waive fees and the Fund’s donations will not increase beyond 0.50%.  If the Fund incurs any expenses that the adviser is unwilling or unable to pay, the Fund’s charitable contribution could drop below 0.50%.  There may be more tax efficient contribution strategies than investing in the Fund.

·     Donation Matching Premium Risk:  The Matching Premium may change both up and down over time as the ratio between amounts invested in the Fund by Donation Matching Investors and normal investors changes with contributions and redemptions.  In addition, the Davlin Foundation directors will decide which charities receive the matching funds, and there is no guarantee that any one specific charity will receive matching funds. Investors can check the current Matching Premium by visiting the fund’s web site at www.DavlinFunds.org.

The Fund’s Principal Investment Risks

All mutual funds carry a certain amount of risk.  The Fund's net asset value and returns will vary and you could lose money on your investment in the Fund.  Below are some specific risks of investing in the Fund.

·     Management Risk.  The investment adviser’s judgments about the attractiveness, value and potential appreciation of particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the adviser’s judgment will produce the desired results.

·     Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of individual securities in the Fund’s portfolio.

·     Market Risk.  Overall stock market risks may also affect the value of the Fund.  Recent market volatility illustrates that factors such as domestic and international economic growth and market conditions, interest rate levels and political events can result in significant changes in market values.

·     Underlying Fund Expenses Risks.  Investors in the Fund will indirectly bear fees and expenses charged by the Underlying Funds in which the Fund invests in addition to the Fund’s direct fees and expenses.  The Fund also will incur brokerage costs when it purchases ETFs and closed-end funds.  Furthermore, investments in Underlying Funds could affect the timing, amount and character of distributions to shareholders and therefore may increase the amount of taxes payable by investors in the Fund.

·     Underlying Fund Risks.  The ETFs and index funds in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs and expenses not incurred by their applicable indices.  Certain securities comprising the indices tracked by these investments may, from time to time, temporarily be unavailable, which may further impede the ability of the ETFs and index funds to track their applicable indices.  Each Underlying Fund is subject to specific risks, depending on the nature of the fund.

·     Smaller Company Risk.  The Fund may invest in smaller capitalization companies (that is, companies with market capitalizations of  $1 billion or less).  The earnings and prospects of smaller companies are more volatile than those of larger companies.  Smaller companies also may experience higher failure rates than larger companies.  In addition, the securities of smaller companies may trade less frequently and in smaller volumes than the securities of larger companies.

·     Foreign Investing Risk.  Foreign investing involves risks not typically associated with U.S. investments including adverse fluctuations in foreign currency values, adverse political, social and economic developments.  Foreign investing involves less publicly available information, more volatile or less liquid securities markets, restrictions on receiving the investment proceeds, foreign tax laws, and potential difficulties in enforcing contractual obligations.  Owning foreign securities, including investments in emerging markets, could cause the Fund’s performance to fluctuate more than if it held only U.S. securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund's net asset value and returns will vary and you could lose money on your investment in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table below show the performance of shares of the Fund for each full fiscal year since the Fund's inception. The chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The performance table compares the performance of shares of the Fund over time to the performance of a broad-based securities market index and a supplemental index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-877-DAVLIN-8 (877-328-5468) or visiting www.DavlinFunds.org.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	877-328-5468
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.DavlinFunds.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Fund Annual Total Return For Calendar Years Ended December 31
Annual Return 2009	rr_AnnualReturn2009	28.95%
Annual Return 2010	rr_AnnualReturn2010	16.94%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s year-to-date return for the period ended September 30, 2011 was -17.65%. Best Quarter: 3rd Quarter 2009 16.20% Worst Quarter: 4th Quarter 2008 -8.65%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs).
Davlin Philanthropic Fund | Davlin Philanthropic Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of amount redeemed for shares held less than 90 days){neg}	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Charitable Contributions	rr_Component1OtherExpensesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.53%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	167
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	483
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	834
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,824
1 Year	rr_AverageAnnualReturnYear01	16.94%
Since Inception	rr_AverageAnnualReturnSinceInception	11.51%
Davlin Philanthropic Fund | Davlin Philanthropic Fund | Return After Taxes On Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.44%
Since Inception	rr_AverageAnnualReturnSinceInception	10.82%
Davlin Philanthropic Fund | Davlin Philanthropic Fund | Return After Taxes On Distributions And Sale Of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.06%
Since Inception	rr_AverageAnnualReturnSinceInception	9.02%
Davlin Philanthropic Fund | - Comparison Index - Russell 2000 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.86%
Since Inception	rr_AverageAnnualReturnSinceInception	4.20%
Davlin Philanthropic Fund | - Comparison Index - Standard & Poor's 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.72%)
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.